Trade and other payables: amounts falling due after more than one year - Payment Due to Put Options (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Liabilities of put option agreements with vendors	£ 103.6	£ 342.1
Within one year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Liabilities of put option agreements with vendors	13.6	18.8
Between one and two years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Liabilities of put option agreements with vendors	24.0	5.2
Between two and three years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Liabilities of put option agreements with vendors	38.6	76.6
Between three and four years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Liabilities of put option agreements with vendors	9.8	99.2
Between four and five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Liabilities of put option agreements with vendors	6.2	74.8
Over five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Liabilities of put option agreements with vendors	£ 11.4	£ 67.5